Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of income before income taxes were:

	For the years ended December 31,
(Millions)	2023	2022	2021
United States	$1,221	$1,276	$1,262
International	446	416	620
Total	$1,667	$1,692	$1,882

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes consists of the following:

	For the years ended December 31,
(Millions)	2023	2022	2021
Currently payable
Federal	$148	$355	$310
State	44	53	36
International	271	82	114
Deferred
Federal	(8)	(127)	(52)
State	(9)	(8)	(2)
International	(125)	(6)	16
Total	$321	$349	$422

Schedule of Deferred Tax Assets and Liabilities
The deferred tax assets and deferred tax liabilities included in the combined balance sheets consist of the following:

	December 31,
(Millions)	2023	2022
Deferred tax assets:
Miscellaneous accruals	$68	$52
Accrued compensation	102	35
Net operating loss carryforward	95	95
Foreign tax credits	52	50
Advanced royalties	26	48
Research and experimentation capitalization	213	181
Other deferred tax assets	37	51
Gross deferred tax assets	593	512
Valuation allowance	(56)	(54)
Total deferred tax assets	537	458

Deferred tax liabilities:
Property, plant, and equipment	(124)	(128)
Intangible assets	(324)	(392)
Total deferred tax liabilities	(448)	(520)

Net deferred tax asset (liability)	$89	$(62)
A reconciliation of the net deferred tax asset (liability) in the combined balance sheets is as follows:

	December 31,
(Millions)	2023	2022
Other assets	$320	$153
Deferred income taxes	(231)	(215)
Net deferred tax asset (liability)	$89	$(62)

Schedule of Effective Income Tax Rate Reconciliation
The difference between the U.S. statutory income tax rate and the effective income tax rate is as follows:

	For the years ended December 31,
	2023	2022	2021
U.S. Statutory income tax rate	21.0%	21.0%	21.0%
State income taxes - net of federal benefit	1.7%	2.1%	1.4%
International income taxes - net	(1.3)%	(1.7)%	(2.0)%
Global Intangible Low Taxed Income (GILTI)	0.8%	0.7%	3.3%
Foreign derived intangible income (FDII)	(2.2)%	(2.5)%	(2.6)%
U.S. research and development credit	(1.2)%	(1.8)%	(0.9)%
Reserves for tax contingencies	(4.1)%	0.6%	0.4%
Tax impact of legal entity restructuring	2.3%	—%	—%
Changes in valuation allowance	1.4%	0.7%	1.1%
Deferred rate change	0.1%	(0.3)%	0.6%
All other - net	0.8%	1.8%	0.1%
Effective income tax rate	19.3%	20.6%	22.4%

Schedule of Unrecognized Tax Benefits Roll Forward	A rollforward of unrecognized tax benefits (UTB) is as follows:

	December 31,
(Millions)	2023	2022	2021
Gross UTB Balance at January 1	$307	$308	$314

Additions based on tax positions related to the current year	22	18	23
Additions for tax positions of prior years	17	17	2
Additions related to recent acquisitions	—	—	—
Reductions for tax positions of prior years	(35)	(19)	(11)
Settlements	—	—	—
Reductions due to lapse of applicable statute of limitations	(74)	(10)	(10)
Reductions for amounts recorded to Net parent investment	(32)	(7)	(10)

Gross UTB Balance at December 31	$205	$307	$308